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VIA EDGAR

May 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VanEck Vectors ETF Trust Securities Act File No. 333-123257 Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (prior to May 1, 2016, Market Vectors ETF Trust) (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 2,287 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2016, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2016.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss